5. LOANS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans Net
Loans to CeraVest borrowers	¥ 1,981,706	¥ 1,090,497
Loans to other borrowers	332,678	788,639
Less: Provision for credit losses	(53,402)	(28,135)	¥ (35,337)
Loans, net	¥ 2,260,982	¥ 1,851,001